ACCUMULATED OTHER COMPRENSIVE LOSS - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jul. 01, 2017	Jun. 29, 2018	Jun. 29, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification of stranded tax effects of Tax and Jobs Act of 2017 from accumulated other comprehensive loss to retained earnings	$ 35	$ 35	$ 0
Accumulated Defined Benefit Plans Adjustment Attributable to Parent
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification of stranded tax effects of Tax and Jobs Act of 2017 from accumulated other comprehensive loss to retained earnings	30
Accumulated Net Investment Gain (Loss) Attributable to Parent
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification of stranded tax effects of Tax and Jobs Act of 2017 from accumulated other comprehensive loss to retained earnings	4
Accumulated Foreign Currency Adjustment Attributable to Parent
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification of stranded tax effects of Tax and Jobs Act of 2017 from accumulated other comprehensive loss to retained earnings	$ 1